Long-Term Employee Benefit Liabilities - Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost (Detail) (Pension Plan, Defined Benefit [Member])
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.70%	4.70%	4.10%
Rate of compensation increase	2.70%	2.90%	2.80%
Discount rate	4.70%	4.10%	4.70%
Rate of compensation increase	2.80%	2.80%	2.80%
Expected return on plan assets	6.00%	6.50%	7.00%